Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flow from operating activities:
Net income	$ 188,257	$ 25,502	$ 33,989
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	199,337	149,465	127,698
Amortization of deferred revenue	(109,208)	(72,515)	(95,750)
Amortization of deferred costs	51,173	39,479	70,660
Amortization of deferred financing costs	10,416	10,106	13,926
Amortization of debt discount	817	445	0
Write-off of unamortized deferred financing costs	0	27,644	0
Costs on interest rate swap termination	0	38,184	0
Deferred income taxes	18,661	(3,119)	(3,766)
Share-based compensation expense	10,484	9,315	5,318
Changes in operating assets and liabilities:
Accounts receivable	(24,949)	(53,779)	(89,721)
Materials and supplies	(29,951)	(16,083)	(6,640)
Prepaid expenses and other assets	(56,493)	(30,840)	(61,548)
Accounts payable and accrued expenses	20,865	12,301	33,865
Deferred revenue	117,001	94,482	156,967
Net cash provided by operating activities	396,410	230,587	184,998
Cash flow from investing activities:
Capital expenditures	(1,136,205)	(876,142)	(449,951)
Decrease in restricted cash	0	172,184	204,784
Net cash used in investing activities	(1,136,205)	(703,958)	(245,167)
Cash flow from financing activities:
Proceeds from shares issued under share-based compensation plan	95	0	0
Proceeds from long-term debt	760,000	1,656,250	797,415
Payments on long-term debt	(41,833)	(1,480,000)	(218,750)
Payments for costs on interest rate swap termination	0	(41,993)	0
Payments for financing costs	(7,569)	(62,684)	(19,853)
Purchases of treasury shares	(7,227)	0	0
Net cash provided by financing activities	703,466	71,573	558,812
Increase (decrease) in cash and cash equivalents	(36,329)	(401,798)	498,643
Cash and cash equivalents, beginning of period	204,123	605,921	107,278
Cash and cash equivalents, end of period	$ 167,794	$ 204,123	$ 605,921